                                    [PHOTO]

                                        SEMIANNUAL REPORT MARCH 31, 2000

Oppenheimer
INTERNATIONAL BOND FUND





                                                [OPPENHEIMERFUNDS LOGO]
                                                THE RIGHT WAY TO INVEST

CONTENTS

1  President's Letter

2  An Interview
   with Your Fund's
   Managers

9  Financial
   Statements

34 Officers and Trustees

REPORT HIGHLIGHTS

Of the various international markets we invest, EMERGING MARKET BONDS CONTRIBUTED THE MOST TO PERFORMANCE. WE GENERALLY FOCUSED ON HIGHER YIELDING LOWER-RATED BONDS FROM GOVERNMENTS AND COMPANIES IN COUNTRIES WITH FAST-GROWING ECONOMIES such as Brazil and Argentina. We believe that the FUND'S HOLDINGS MAY BENEFIT AS THE GLOBAL FIXED INCOME INVESTMENT ENVIRONMENT AND DEMAND FOR HIGHER-YIELDING SECURITIES IMPROVES.


CUMULATIVE
TOTAL RETURNS

For the 6-Month Period
Ended 3/31/00*

CLASS A
Without                With
Sales Chg.             Sales Chg.
----------------------------------
10.39%                 5.15%

CLASS B
Without                With
Sales Chg.             Sales Chg.
----------------------------------
10.03%                 5.03%

CLASS C
Without                With
Sales Chg.             Sales Chg.
----------------------------------
10.02%                 9.02%

* See Notes, page 7, for further details.

[PHOTO]
JAMES C. SWAIN
Chariman
Oppenhiemer
International
Bond Fund

BRIDGET A. MACASKILL
President
Oppenhiemer
International
Bond Fund


PRESIDENT'S LETTER
------------------------------------------------------------------------------

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher infla- tion. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

   The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.





                     1  OPPENHEIMER INTERNATIONAL BOND FUND

PRESIDENT'S LETTER
------------------------------------------------------------------------------

   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

   While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.



Sincerely,


/s/JAMES C. SWAIN                       /s/BRIDGET A. MACASKILL

James C. Swain                          Bridget A. Macaskill
April 24, 2000




                   2  OPPENHEIMER INTERNATIONAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
------------------------------------------------------------------------------

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM(l to r)
Art Steinmetz
Ruggero de'Rossi


HOW DID OPPENHEIMER INTERNATIONAL BOND FUND PERFORM OVER THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2000?

We are generally pleased with the Fund's positive returns in a very challenging investment environment. During the six-month reporting period, stronger-than-expected economic growth throughout the world fueled global investors' concerns that inflationary pressures might reemerge. As a result, interest rates in many nations and most bond yields on new issues rose. Because bond yields and prices move in opposite directions, higher interest rates eroded the value of many fixed income securities. However, we focused the portfolio on high-yielding sectors of the international bond market and were able to provide positive returns in a declining market.(1)

WHY WERE THE PAST SIX MONTHS A DIFFICULT TIME FOR MOST BONDS?

When the reporting period began on October 1, 1999, it had become apparent that many of the world's economies were growing robustly and simultaneously. In the emerging markets of Asia, Latin America and Eastern Europe, the recessions caused by the 1998 global financial crisis had quickly yielded to renewed economic growth. In the developed markets, most European economies continued to grow moderately, while Japan's economy began to show signs of recovery after many years of recession.


1. Investing in foreign bonds entails higher expenses and risks, such as foreign currency fluctuations. Investing in junk bonds carries greater risk of volatility and default.



                     3  OPPENHEIMER INTERNATIONAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
------------------------------------------------------------------------------

"Although the past six months have been difficult for many bonds, our focus on high-yielding securities enabled us to enhance the Fund's performance."


In the United States, the Fed had already implemented two interest rate hikes because of concerns that unsustainable economic growth might reignite inflationary pressures. While inflation had not yet accelerated, early warning signs included very low unemployment, high levels of consumer spending and borrowing, and rising commodities prices. When the economy subsequently gained momentum, the Fed raised short-term interest rates again in November, February and March. These increases were quickly reflected in lower bond prices.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

We have focused on maximizing income in a rising interest rate environment. That means we generally avoided lower-yielding securities from countries with relatively low rates of economic growth. On the other hand, we emphasized higher-yielding lower-rated bonds from governments and companies in countries with strong economies. By focusing on bonds providing above-average income streams, we helped offset the effects of declining bond prices on the portfolio.

WHERE HAVE YOU FOUND THE MOST ATTRACTIVE OPPORTUNITIES FOR INVESTMENT?

Of the various international markets in which we invest, emerging market bonds contributed the most to performance. Consistent with our contrarian investment approach, we purchased many of our emerging market holdings in 1998, when they were out-of-favor because of the global financial crisis. We bought many of these bonds when they were inexpensive, and their prices have risen as market conditions and investor interest improved. As of March 31, 2000, emerging market bonds comprised about 60% of the Fund's assets, with the bulk of that investment in Latin American bonds.(2)


2. The Fund's portfolio is subject to change.


                     4  OPPENHEIMER INTERNATIONAL BOND FUND

AVERAGE ANNUAL
TOTAL RETURNS
For the Periods Ended 3/31/00(3)

Class A         Since
1-Year          Inception
----------------------------------
10.32%          7.51%

Class B         Since
1-Year          Inception
----------------------------------
10.03%          7.50%

Class C         Since
1-Year          Inception
----------------------------------
14.03%          7.78%

Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.

On the other hand, our holdings of foreign bonds from developed markets were negatively influenced by the strength of the U.S. dollar relative to most European currencies, including the euro. European economies are generally growing at slower rates than the U.S. economy, making U.S. investments relatively more attractive to domestic and foreign investors alike. How-ever, there are investment opportunities in the European markets of the United Kingdom and Scandinavia.

   In Japan, the relationship between the Japanese yen and the U.S. dollar has been relatively stable. However, poor economic conditions in Japan have led to unattractive bond yields.

WHAT IS YOUR OUTLOOK OVER THE FORESEEABLE FUTURE?

We remain optimistic. We expect the Fed and other central banks to continue to tighten monetary policy by raising short-term interest rates until they see evidence that inflation is under control. In our view, U.S. investors currently expect to see several more modest interest rate increases, which we believe have already been priced into the market. Because the U.S. bond market influences other markets--particularly Latin America--we believe that any further price erosion among longer-term bonds should be limited.



3. See notes on page 7 for further details.




                     5  OPPENHEIMER INTERNATIONAL BOND FUND

REGIONAL ALLOCATION
Percentage of invested assets(4)

[PIE CHART]

- Latin America      34.3%
- Europe             21.0
- Emerging Europe    13.6
- Asia               11.8
- Middle East/
   Africa            11.2
- United States/
   Canada             8.1

STANDARDIZED YIELDS(5)
For the 30 Days Ended 3/31/00
---------------------------------
Class A         10.48%
---------------------------------
Class B         10.26
---------------------------------
Class C         10.25

Regardless of future economic events, however, we intend to continue to manage the Fund in a way that takes advantage of the changing relationships among the various sectors of the international bond market. In fact, adhering to our long-term investment approach is an important part of what it means at OppenheimerFunds to be The Right Way to Invest.


TOP TEN COUNTRY HOLDINGS(4)
-----------------------------------------------------------------------
Mexico                                                           11.8%
-----------------------------------------------------------------------
Brazil                                                            8.7
-----------------------------------------------------------------------
Russia                                                            7.7
-----------------------------------------------------------------------
Argentina                                                         6.9
-----------------------------------------------------------------------
Japan                                                             5.5
-----------------------------------------------------------------------
France                                                            4.7
-----------------------------------------------------------------------
Canada                                                            4.3
-----------------------------------------------------------------------
Indonesia                                                         4.0
-----------------------------------------------------------------------
United States                                                     3.8
-----------------------------------------------------------------------
Poland                                                            3.7


4. Portfolio is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.

5. Standardized yield is based on net investment income for the 30-day period ended March 31, 2000. Falling share prices will tend to artificially raise yields.



                     6  OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
-----------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                    7  OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIALS



                     8  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2000 / UNAUDITED
-------------------------------------------------------------------------------

                                                                          PRINCIPAL   MARKET VALUE
                                                                          AMOUNT(1)     SEE NOTE 1
--------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--68.6%
--------------------------------------------------------------------------------------------------
 ARGENTINA--6.3%
 Argentina (Republic of) Bonds, 12%, 2/1/20                             $   645,000    $  662,737
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
 Series I, 3.013%, 4/1/07(2) [ARP]                                        1,412,433     1,044,791
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Bonds:
 Series PRE3, 3.013%, 9/1/02(2) [ARP]                                     3,852,835     3,510,100
 Series PRO4, 5.873%, 12/28/10(2)                                         1,875,473     1,423,948
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Disc. Bonds, 6.875%, 3/31/23(2)                  1,452,000     1,234,200
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Nts., Series REGS, 11.75%, 2/12/07 [ARP]         2,985,000     2,814,488
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 6%, 3/31/23(2)                        1,755,600     1,231,114
--------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Series PBA1, 3.013%, 4/1/07(2) [ARP]   2,503,093     1,794,865
--------------------------------------------------------------------------------------------------
 City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04 [ARP]              4,410,000     3,926,471
                                                                                     -------------
                                                                                       17,642,714

--------------------------------------------------------------------------------------------------
 BRAZIL--6.9%
 Brazil (Federal Republic of) Bonds:
 12.25%, 3/6/30                                                             315,000       304,447
 Series 15 yr., 7%, 4/15/09(2)                                            1,334,000     1,130,565
--------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Conversion Bonds:
 Series 18 yr., 7%, 4/15/12(2)                                            7,127,000     5,407,611
 Series 20 yr., 6.916%, 4/15/14                                           4,767,915     3,587,856
--------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Eligible Interest Bonds,
   6.937%, 4/15/06(2)                                                     1,410,000     1,283,100
--------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09              6,922,000     7,544,980
                                                                                     -------------

                                                                                       19,258,559

--------------------------------------------------------------------------------------------------
 BULGARIA--0.6%
 Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
 Tranche A, 2.75%, 7/28/12(2)                                             2,170,000     1,562,400
--------------------------------------------------------------------------------------------------
 CANADA--3.9%
 Canada (Government of) Bonds:
 1.90%, 3/23/09 [JPY]                                                   316,000,000     3,115,172
 7%, 12/1/06 [CAD]                                                       10,920,000     7,937,722
                                                                                     -------------
                                                                                       11,052,894

--------------------------------------------------------------------------------------------------
 COLOMBIA--0.5%
 Colombia (Republic of) Bonds, 9.75%, 4/23/09                             1,625,000     1,523,437

--------------------------------------------------------------------------------------------------
 DENMARK--0.9%
 Nykredit AS, 7% Cv. Bonds, 10/1/29 [DKK]                                19,247,000     2,478,201

--------------------------------------------------------------------------------------------------
 FRANCE--4.3%
 France (Government of) Obligations Assimilables du Tresor Bonds,
 5.50%, 4/25/10 [EUR]                                                     6,905,000     6,673,468
--------------------------------------------------------------------------------------------------

 France (Government of) Treasury Nts., 3.50%, 7/12/04 [EUR]               5,865,000     5,327,427
                                                                                     -------------
                                                                                       12,000,895



                     9  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET VALUE
                                                            AMOUNT(1)     SEE NOTE 1
====================================================================================
 GERMANY--2.1%
 Germany (Republic of) Bonds:
 6.25%, 4/26/06 [EUR]                                        952,484   $    966,939
 Series 95, 7.375%, 1/3/05 [DEM]                             840,000        883,774
 Series 97, 6%, 1/4/07 [EUR]                                 200,000        200,413
 Series 125, 5%, 11/12/02 [EUR]                            4,045,000      3,905,109
                                                                        ------------
                                                                          5,956,235


------------------------------------------------------------------------------------
 GREAT BRITAIN--2.1%
 United Kingdom Treasury Bonds, 5.75%, 12/7/09 [GBP]         910,000      1,509,792
------------------------------------------------------------------------------------

 United Kingdom Treasury Nts., 10%, 9/8/03 [GBP]           2,485,000      4,410,307
                                                                        ------------
                                                                          5,920,099



------------------------------------------------------------------------------------
 GREECE--0.4%
 Hellenic (Republic of) Bonds, 8.60%, 3/26/08 [GRD]      362,000,000      1,188,005

------------------------------------------------------------------------------------
 INDONESIA--0.2%
 Perusahaan Listr, 17% Nts., 8/21/01 [IDR]             2,000,000,000       263,210
------------------------------------------------------------------------------------
 PT Hutama Karya Promissory Nts., Zero Coupon,
 4/9/1999 (3,4,5) [IDR]                                5,000,000,000       181,638
                                                                        ------------
                                                                           444,848



------------------------------------------------------------------------------------
 ITALY--2.1%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro
 Poliennali:
 9.50%, 2/1/06 [EUR]                                       4,700,000      5,450,885
 10.50%, 9/1/05 [EUR]                                        324,254        387,260
                                                                        ------------
                                                                          5,838,145



------------------------------------------------------------------------------------
 IVORY COAST--0.4%
 Ivory Coast (Government of) Past Due Interest Bonds,
 Series F, 1.90%, 3/29/18(2) [FRF]                        41,994,750      1,240,541

------------------------------------------------------------------------------------
 JAPAN--5.1%
 Japan (Government of) 10 yr. Bonds:
 Series 135, 7.20%, 12/20/00 [JPY]                       159,900,000      1,632,753
 Series 136, 6.90%, 12/20/00 [JPY]                       820,500,000      8,368,596
 Series 218, 1.90%, 12/21/09 [JPY]                       425,500,000      4,208,951
                                                                        ------------
                                                                         14,210,300


------------------------------------------------------------------------------------
 JORDAN--2.0%
 Hashemite (Kingdom of Jordan) Disc. Bonds, 7%,
 12/23/23(2)                                               6,815,000      5,537,188
------------------------------------------------------------------------------------
 MEXICO--6.0%
 Mexican Williams Sr. Nts., 6.773%, 11/15/08(2)              500,000        470,000
------------------------------------------------------------------------------------
 Petroleos Mexicanos Debs., 14.50%, 3/31/06 [GBP]          1,280,000      2,566,774
------------------------------------------------------------------------------------
 United Mexican States Bonds:
 11.375%, 9/15/16                                          5,420,000      6,436,250
 Series A, 6.932%, 12/31/19(2)                               640,000        632,000




                     10  OPPENHEIMER INTERNATIONAL BOND FUND

                                                           PRINCIPAL   MARKET VALUE
                                                             AMOUNT(1)   SEE NOTE 1
------------------------------------------------------------------------------------
 MEXICO Continued
 United Mexican States Collateralized Fixed Rate
 Par Bonds:
 Series W-A, 6.25%, 12/31/19                             $ 1,340,000    $ 1,144,025
 Series W-B, 6.25%, 12/31/19                               4,938,000      4,215,818
------------------------------------------------------------------------------------
 United Mexican States Disc. Bonds:
 Series B, 6.942%, 12/31/19(2)                               670,000        659,531
 Series C, 6.836%, 12/31/19(2)                               670,000        661,625
                                                                        ------------
                                                                         16,786,023

------------------------------------------------------------------------------------
 NIGERIA--0.1%
 Nigeria (Federal Republic of) Promissory Nts.,
 Series RC, 5.092%, 1/5/10                                   547,137        323,872
------------------------------------------------------------------------------------
 NORWAY--1.4%
 Norway (Government of) Bonds, 9.50%, 10/31/02 [NOK]      30,475,000      3,863,181
------------------------------------------------------------------------------------
 PANAMA--0.8%
 Panama (Republic of) Interest Reduction Bonds,
 4.25%, 7/17/14(2)                                           985,000        792,925
------------------------------------------------------------------------------------
 Panama (Republic of) Past Due Interest Debs., 6.381%,
 7/17/16(2)                                                1,847,930      1,568,431
                                                                        ------------
                                                                          2,361,356


------------------------------------------------------------------------------------
 PERU--1.8%
 Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%,
 2/28/16(6)                                               10,864,808      5,068,433

------------------------------------------------------------------------------------
 POLAND--2.3%
 Poland (Republic of) Bonds:
 13%, 2/12/01 [PLZ]                                       10,840,000      2,530,515
 Series 0602, 12%, 6/12/02 [PLZ]                           2,887,000        649,129
 Series 1000, 13%, 10/12/00 [PLZ]                         10,614,000      2,500,247
 Series 5 yr., 12%, 2/12/02 [PLZ]                          3,157,000        713,278
                                                                        ------------
                                                                          6,393,169

------------------------------------------------------------------------------------
 RUSSIA--6.9%
 Russia (Government of) Principal Loan Debs.,
 Series 24 yr., 12/15/20(3,5)                             16,821,000      4,878,090
------------------------------------------------------------------------------------
 Russia (Government of) Sr. Unsec. Unsub. Nts.,
 11.75%, 6/10/03                                             525,000        473,156
------------------------------------------------------------------------------------
 Russia (Government of) Unsec. Bonds, 11%, 7/24/18         2,565,000      1,901,306

------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts.:
 8.75%, 7/24/05                                            1,775,000      1,315,719
 10%, 6/26/07                                              4,430,000      3,289,275
 12.75%, 6/24/28                                           4,107,000      3,529,556
------------------------------------------------------------------------------------
 Russian Ministry of Finance Debs., Series V,
 3%, 5/14/08                                              10,540,000      3,899,800
                                                                        ------------
                                                                         19,286,902

------------------------------------------------------------------------------------
 SLOVAKIA--1.0%
 Slovenska Sporitelna AS Bank Sub. Nts.,
 7.369%, 12/20/06(2)                                       1,800,000      1,512,000
------------------------------------------------------------------------------------
 Vseobenona Uverova Banka Unsec. Sub. Nts.,
 7.75%, 12/28/06(2)                                        1,640,000      1,312,000
                                                                        ------------
                                                                          2,824,000

                     11  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                        PRINCIPAL   MARKET VALUE
                                                                        AMOUNT(1)     SEE NOTE 1
--------------------------------------------------------------------------------------------------
 SOUTH AFRICA--1.9%
 South Africa (Republic of) Bonds, Series 150, 12%,
 2/28/05 [ZAR]                                                           36,648,000  $  5,289,049
--------------------------------------------------------------------------------------------------
 SPAIN--1.4%

 Spain (Kingdom of) Gtd. Bonds:
 Bonos y Obligacion del Estado, 8.80%, 4/30/06 [EUR]                      1,700,000     1,923,934
 Bonos y Obligacion del Estado, 10%, 2/28/05 [EUR]                        1,760,000     2,032,172
                                                                                      ------------
                                                                                        3,956,106

--------------------------------------------------------------------------------------------------
 SWEDEN--1.1%
 Sweden (Kingdom of) Bonds, Series 1034, 9%, 4/20/09 [SEK]               21,500,000     3,123,093
--------------------------------------------------------------------------------------------------
 THE NETHERLANDS--2.7%
 The Netherlands (Government of) Bonds:
 5.75%, 1/15/04 [EUR]                                                     2,280,000     2,246,093
 6%, 1/15/06 [EUR]                                                        1,070,000     1,069,446
 7.75%, 3/1/05 [EUR]                                                      3,950,000     4,218,207
                                                                                      ------------
                                                                                        7,533,746


--------------------------------------------------------------------------------------------------
 TURKEY--1.0%
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30            2,500,000     2,657,500
--------------------------------------------------------------------------------------------------
 VENEZUELA--1.6%
 Venezuela (Republic of) Bonds, 9.25%, 9/15/27                              992,000       659,234
--------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Disc. Bonds, Series DL, 7%, 12/18/07(2)          3,159,619     2,551,392
--------------------------------------------------------------------------------------------------
 Venezuela (Republic of) New Money Bonds, Series A, 7.125%,
 12/18/05(2)                                                              1,545,882     1,268,590
                                                                                      ------------
                                                                                        4,479,216



--------------------------------------------------------------------------------------------------
 VIETNAM--0.8%
 Vietnam (Government of) Bonds, 3.25%, 3/12/28(2)                         7,095,000     2,367,956
                                                                                      ------------
 Total Foreign Government Obligations (Cost $189,348,792)                             192,168,063

==================================================================================================
 LOAN PARTICIPATIONS--4.2%

 Algeria (Republic of) Reprofiled Debt Loan Participation Nts.:
 Tranche 1, 1%, 9/4/06(2,4) [JPY]                                        56,945,454       396,978
 Tranche 1, 7.188%, 9/4/06 (2,4)                                          4,727,363     3,852,801
--------------------------------------------------------------------------------------------------
 Algeria (Republic of) Trust III Nts., Tranche 3, 1%,
 3/4/10(2,4) [JPY]                                                      206,500,000     1,202,981
--------------------------------------------------------------------------------------------------
 Algeria (Republic of) Unrestructured Nts., 6.615%, 1/22/01(4) [JPY]    190,733,333     1,808,494
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Bank Mandiri Loans:
 Series 3C, 7.382%, 6/1/03(2,4)                                             250,000       212,500
 Series 4C, 7.382%, 6/1/04(2,4)                                             250,000       205,000
--------------------------------------------------------------------------------------------------
 Series 5 yr., 7.382%, 6/1/05(2,4)                                          250,000       198,750
--------------------------------------------------------------------------------------------------
 ING Barings LLC, Bank Mandiri Loans, Series 5C, 7.313%, 6/1/05(2,4)        250,000       207,500
--------------------------------------------------------------------------------------------------
 PT Bank Negara Indonesia Gtd. Nts.:
 Series 3 yr., 9.625%, 8/25/01(2,4)                                       1,670,000     1,519,700
 Series 4 yr., 9.875%, 8/25/02(2,4)                                         890,000       778,750
--------------------------------------------------------------------------------------------------
 Salomon Smith Barney, Inc., Bank Umum Loan, Series C, 9.156%,
 8/25/01(2,4)                                                               500,000       455,000


                     12  OPPENHEIMER INTERNATIONAL BOND FUND

                                                                            PRINCIPAL   MARKET VALUE
                                                                            AMOUNT(1)   SEE NOTE (1)
-------------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS Continued
 Trinidad & Tobago Loan Participation Agreement:
 Tranche A, 1.058%, 9/30/00(2,4) [JPY]                                       23,381,818     $  207,453
 Tranche B, 1.058%, 9/30/00(2,4) [JPY]                                       77,931,713        691,443
                                                                                           ------------
 Total Loan Participations (Cost $9,930,541)                                                11,737,350

=======================================================================================================
 CORPORATE BONDS AND NOTES--8.8%
 AB Spintab, 5.50% Bonds, Series 169, 9/17/03 [SEK]                          14,300,000      1,635,120
-------------------------------------------------------------------------------------------------------
 Bakrie Investindo:
 Zero Coupon Promissory Nts., 3/16/1999(3,4,5) [IDR]                      5,990,000,000        118,692
 Zero Coupon Promissory Nts., 7/10/1998(3,4,5) [IDR]                      2,000,000,000         39,630
-------------------------------------------------------------------------------------------------------
 Empresa Electrica del Norte Grande SA, 7.75% Bonds, 3/15/06(7,8)             2,310,000        744,975
-------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 6.875% Sr. Unsec. Nts., 6/7/02(9) [GBP]     2,370,000      3,782,373
-------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04 [GBP]          430,000        682,789
-------------------------------------------------------------------------------------------------------
 Hanvit Bank, 0%/12.75% Unsec. Sub. Nts., 3/1/10(8,10)                        3,400,000      3,531,750
-------------------------------------------------------------------------------------------------------
 Netia Holdings BV:
 0%/11% Sr. Disc. Nts., 11/1/07(1/0) [DEM]                                    1,300,000        448,403
 13.50% Sr. Nts., 6/15/09 [EUR]                                               2,650,000      2,637,217
-------------------------------------------------------------------------------------------------------
 NTL, Inc., 9.50% Sr. Unsec. Unsub. Nts., Series B, 4/1/08 [GBP]                580,000        874,384
-------------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04(3,4,5)           365,000         12,775
-------------------------------------------------------------------------------------------------------
 PT Polysindo Eka Perkasa:
 11% Nts., 6/18/03(3,4,5)                                                       500,000         65,000
 11% Nts., 7/2/03(3,4,5)                                                      1,000,000        130,000
 20% Nts., 3/6/00(3,5) [IDR]                                              3,000,000,000         51,519
 24% Nts., 6/16/03(3,5) [IDR]                                             2,000,000,000         34,346
 24% Nts., 6/19/03(3,5) [IDR]                                             4,107,500,000         70,538
-------------------------------------------------------------------------------------------------------
 Reliance Industries Ltd.:
 10.25% Unsec. Debs., Series B, 1/15/97                                       3,900,000      3,649,378
 10.25% Unsec. Nts., Series B, 1/15/97(8)                                       250,000        233,935
-------------------------------------------------------------------------------------------------------
 SanLuis Corp., SA de CV, 8.875% Sr. Unsec. Nts., 3/18/08                     1,770,000      1,632,825
-------------------------------------------------------------------------------------------------------
 TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(4)                      70,000         75,972
-------------------------------------------------------------------------------------------------------
 Telewest Communications plc, 0%/9.875% Sr. Nts., 4/15/09(8,10) [GBP]         1,555,000      1,463,608
-------------------------------------------------------------------------------------------------------
 Transportacion Maritima Mexicana SA de CV, 10% Sr. Unsec. Nts.,
 11/15/06                                                                     1,580,000      1,362,750
-------------------------------------------------------------------------------------------------------
 TV Azteca SA de CV, 10.125% Sr. Nts., Series A, 2/15/04                      1,320,000      1,267,200
                                                                                           ------------
 Total Corporate Bonds and Notes (Cost $27,902,371)                                         24,545,179

                                                                               UNITS
-------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%

 Mexico Value Rts., Exp. 6/30/03 (Cost $0)                                    984,000               --



                     13  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                         PRINCIPAL   MARKET VALUE
                                                                           AMOUNT(1)   SEE NOTE 1
===================================================================================================
 STRUCTURED INSTRUMENTS--8.6%

 Citibank NA (Nassau Branch), Chiliean Peso Linked Nts., 10.17%,
 10/6/00(4) [CLP]                                                     1,420,235,500    $ 2,943,671
---------------------------------------------------------------------------------------------------
 Citibank NA (Nassau Branch), Mexican Peso Linked Nts.:
 18.85%, 3/3/03 [MXN]                                                    29,450,165      3,180,466
 26.10%, 10/29/01 [MXN]                                                  12,368,125      1,444,170
 27.40%, 9/20/01 [MXN]                                                      222,140         26,632
 27.40%, 9/20/01                                                          2,775,000      3,045,840
---------------------------------------------------------------------------------------------------
 Citibank NA (New York), Mexican Peso Linked Nts., 23.95%,
 11/5/01 [MXN]                                                           12,231,200     1,397,607
---------------------------------------------------------------------------------------------------
 Citibank NA, Brazilian Real Linked Nts., 23.75%, 10/25/00 [BRR]          2,534,020      1,484,834
---------------------------------------------------------------------------------------------------
 Deutsche Bank AG:
 Indonesia Rupiah Linked Nts., 13.667%, 6/30/00                           2,725,000      2,408,083
 Indonesia Rupiah Linked Nts., 13.86%, 8/3/00                             2,220,000      2,006,658
 Indian Rupee/Japanese Yen Linked Nts., Zero Coupon,
 12.73%, 8/17/01(6)                                                       3,525,000      2,655,383
---------------------------------------------------------------------------------------------------

 Deutsche Morgan Grenfell, Brazilian Real Linked Nts.,
 20%, 11/9/00 [BRR]                                                       2,467,200      1,556,103
---------------------------------------------------------------------------------------------------
 Standard Chartered Bank, Indonesia Rupiah Linked Nts.,
 18.19%, 8/18/00                                                          1,300,000      1,395,160
---------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch):
 Russian OFZ Linked Nts., Series 25030, Zero Coupon, 146.53%,
 12/15/01(4,6) [RUR]                                                      2,143,000         31,710
 Russian OFZ Linked Nts., Series 27001, 25%, 2/6/02(2,4) [RUR]            1,378,970         28,372
 Russian OFZ Linked Nts., Series 27002, 25%, 5/22/02(2,4) [RUR]             625,200         12,406
 Russian OFZ Linked Nts., Series 27003, 25%, 6/5/02(2,4) [RUR]              625,200         12,384
 Russian OFZ Linked Nts., Series 27004, 24.868%, 9/18/02(2,4) [RUR]         686,610         13,232
 Russian OFZ Linked Nts., Series 27005, 24.868%, 10/9/02(2,4) [RUR]         690,150         12,870
 Russian OFZ Linked Nts., Series 27006, 24.868%, 1/22/03(2,4) [RUR]         687,290         12,354
 Russian OFZ Linked Nts., Series 27007, 25%, 2/5/03(2,4) [RUR]              688,370         12,330
 Russian OFZ Linked Nts., Series 27008, 25%, 5/21/03(2,4) [RUR]             625,200         10,856
 Russian OFZ Linked Nts., Series 27009, 25%, 6/4/03(2,4)  [RUR]           2,949,470         51,386
 Russian OFZ Linked Nts., Series 27009, 25%, 6/4/03(2,4) [RUR]            6,363,674        110,869
 Russian OFZ Linked Nts., Series 27010, 24.868%, 9/17/03(2,4) [RUR]         625,200         10,649
 Russian OFZ Linked Nts., Series 27011, 24.868%, 10/8/03(2,4) [RUR]       3,466,720         57,080
 Russian OFZ Linked Nts., Series 28001, 24.868%, 1/21/04(2,4) [RUR]         625,200         10,030
 Russian OFZ Linked Nts., Series L, 24.868%, 1/21/04(2,4) [RUR]             566,080          9,082
 Russian OFZ Linked Nts., Series L, 24.868%, 1/22/03(2,4) [RUR]             566,080         10,175
 Russian OFZ Linked Nts., Series L, 24.868%, 10/8/03(2,4) [RUR]             566,080          9,321
 Russian OFZ Linked Nts., Series L, 24.868%, 10/9/02(24) [RUR]              566,080         10,556
 Russian OFZ Linked Nts., Series L, 24.868%, 9/17/03(2,4) [RUR]             566,080          9,642
 Russian OFZ Linked Nts., Series L, 24.868%, 9/18/02(2,4) [RUR]             566,080         10,909
 Russian OFZ Linked Nts., Series L, 25%, 2/5/03(2,4) [RUR]                  566,080         10,140
 Russian OFZ Linked Nts., Series L, 25%, 2/6/02(2,4) [RUR]                  566,080         11,647
 Russian OFZ Linked Nts., Series L, 25%, 5/21/03(2,4) [RUR]                 566,080          9,830
 Russian OFZ Linked Nts., Series L, 25%, 5/22/02(2,4) [RUR]                 566,080         11,233
 Russian OFZ Linked Nts., Series L, 25%, 6/4/03(2,4) [RUR]                  566,080          9,862
 Russian OFZ Linked Nts., Series L, 25%, 6/5/02(2,4) [RUR]                  566,080         11,213
 Russian OFZ Linked Nts., Series L, Zero Coupon, 53.77%,
 12/15/01(4,6) [RUR]                                                      1,940,000         28,706
                                                                                         ----------
                                                                                           538,844
                                                                                         ----------
 Total Structured Instruments (Cost $24,021,685)                                        24,083,451


                     14  OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                            MARKET VALUE
                                                DATE         STRIKE             CONTRACTS     SEE NOTE 1
=========================================================================================================
 OPTIONS PURCHASED--0.9%

 European Monetary Unit Call                  4/25/00        EUR 1.040          2,370,000      $    277
--------------------------------------------------------------------------------------------------------

 South Korean Won Call                         6/1/00       KRW 1100.0      4,697,000,000        40,488
--------------------------------------------------------------------------------------------------------

 Thailand Baht Call                           12/6/00(4)     THB 38.00        649,040,000       553,196
--------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Global Unsec.
 Unsub. Bonds, Series BGL5, 11.375%,
 1/30/17 Put                                  6/28/00            96.75%            26,920       823,483
--------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of)
 Capitalization  Bonds, 6.916%, 4/15/14
 Put                                          6/29/00            74.50%            26,920     1,191,870
                                                                                              =========
 Total Options Purchased (Cost $2,518,548)                                                    2,609,314

                                                                               PRINCIPAL
                                                                               AMOUNT(1)
========================================================================================================
 REPURCHASE AGREEMENTS--0.6%

 Repurchase agreement with Banc One Capital Markets, Inc.,
 6.05%, dated 3/31/00, to be repurchased at $1,700,857 on 4/3/00, collateralized by U.S. Treasury Nts., 5%-7.50%, 5/31/00-2/15/07,
 with a value of $1,137,269 and U.S. Treasury Bonds, 5.25%-12%
 11/15/09-2/15/29, with a value of $598,219 (Cost $1,700,000)                 $1,700,000        1,700,000

----------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $255,421,937)                                    91.7%     256,843,357
----------------------------------------------------------------------------------------------------------

 OTHER ASSETS NET OF LIABILITIES                                                     8.3       23,205,987
                                                                              ----------------------------

 NET ASSETS                                                                        100.0%    $280,049,344
                                                                              ============================


                     15  OPPENHEIMER INTERNATIONAL BOND FUND

 STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED



 FOOTNOTES TO STATEMENT OF INVESTMENTS


 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC DIVERSIFICATION                             MARKET VALUE          PERCENT
----------------------------------------------------------------------------------------
 Mexico                                                 $ 30,143,511            11.8%
 Brazil                                                   22,299,497              8.7
 Russia                                                   19,825,747              7.7
 Argentina                                                17,642,716              6.9
 Japan                                                    14,210,299              5.5
 France                                                   12,000,895              4.7
 Canada                                                   11,052,894              4.3
 Indonesia                                                10,354,449              4.0
 United States                                             9,648,861              3.8
 Poland                                                    9,478,787              3.7
 The Netherlands                                           7,533,746              2.9
 Great Britain                                             7,383,707              2.9
 Algeria                                                   7,261,254              2.8
 India                                                     6,538,695              2.5
 Germany                                                   5,956,235              2.3
 Italy                                                     5,838,145              2.3
 Jordan                                                    5,537,188              2.2
 South Africa                                              5,289,049              2.1
 Peru                                                      5,068,433              2.0
 Sweden                                                    4,758,213              1.9
 Venezuela                                                 4,479,216              1.7
 Spain                                                     3,956,106              1.5
 Norway                                                    3,863,181              1.5
 Chile                                                     3,688,646              1.4
 Korea, Republic of (South)                                3,531,750              1.4
 Slovakia                                                  2,824,000              1.1
 Turkey                                                    2,657,500              1.0
 Denmark                                                   2,478,201              1.0
 Vietnam                                                   2,367,956              0.9
 Panama                                                    2,361,356              0.9
 Bulgaria                                                  1,562,400              0.6
 Colombia                                                  1,523,438              0.6
 Ivory Coast                                               1,240,541              0.5
 Greece                                                    1,188,005              0.5
 Trinidad & Tobago                                           898,896              0.3
 Nigeria                                                     323,872              0.1
 Switzerland                                                  75,972              0.0
                                                        -------------------------------
 Total                                                  $256,843,357            100.0%
                                                        ===============================



                     16  OPPENHEIMER INTERNATIONAL BOND FUND

 FOOTNOTES TO STATEMENT OF INVESTMENTS Continued



 1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
 ARP    Argentine Peso                  IDR    Indonesian Rupiah
 BRR    Brazilian Real                  JPY    Japanese Yen
 CAD    Canadian Dollar                 KRW    South Korean Won
 CLP    Chilean Peso                    MXN    Mexican Nuevo Peso
 DEM    German Mark                     NOK    Norwegian Krone
 DKK    Danish Krone                    PLZ    Polish Zloty
 EUR    Euro                            RUR    Russian Ruble
 FRF    French Franc                    SEK    Swedish Krona
 GBP    British Pound Sterling          THB    Thai Baht
 GRD    Greek Drachma                   ZAR    South African Rand
 2. Represents the current interest rate for a variable or increasing rate security.
 3. Non-income-producing security.
 4. Identifies issues considered to be illiquid or restricted. See Note 8 of Notes to Financial Statements.
 5. Issuer is in default.
 6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
 7. Securities with an aggregate market value of $276,750 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
 8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,974,268 or 2.13% of the Fund's net assets as of March 31, 2000.
 9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
 10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


 See accompanying Notes to Financial Statements.



                     17  OPPENHEIMER INTERNATIONAL BOND FUND

 STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED


 MARCH 31, 2000
=============================================================================================
 ASSETS
 Investments, at value (cost $255,421,937)--see accompanying statement         $ 256,843,357
---------------------------------------------------------------------------------------------
 Cash                                                                                107,445
---------------------------------------------------------------------------------------------
 Cash--collateral for futures                                                        300,000
---------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                             1,034,576
---------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                 39,268,911
 Interest, dividends and principal paydowns                                        7,960,521
 Shares of beneficial interest sold                                                  474,202
 Daily variation on futures contracts                                                  4,122
 Other                                                                                 4,013
                                                                                -------------
 Total assets                                                                    305,997,147

=============================================================================================
 LIABILITIES

 Unrealized depreciation on foreign currency contracts                               710,308
---------------------------------------------------------------------------------------------

 Payables and other liabilities:
 Investments purchased                                                            23,543,272
 Dividends                                                                           735,208
 Shares of beneficial interest redeemed                                              694,770
 Distribution and service plan fees                                                  169,228
 Transfer and shareholder servicing agent fees                                        59,152
 Trustees' compensation                                                                  341
 Other                                                                                35,524
                                                                                -------------

 Total liabilities                                                                25,947,803



=============================================================================================
 NET ASSETS                                                                     $280,049,344
                                                                                =============

=============================================================================================
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                $335,587,392
---------------------------------------------------------------------------------------------

 Undistributed net investment income                                               2,355,987
---------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                                           (59,710,294)
---------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                          1,816,259
                                                                                -------------

 Net assets                                                                     $280,049,344
                                                                                =============

                     18  OPPENHEIMER INTERNATIONAL BOND FUND

Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $124,080,235 and 28,065,503 shares of beneficial interest outstanding)                 $4.42
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                               $4.64
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,764,914
 and 27,858,896 shares of beneficial interest outstanding)                              $4.41
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $33,204,195
 and 7,536,971 shares of beneficial interest outstanding)                               $4.41




See accompanying Notes to Financial Statements.


                     19  OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  UNAUDITED


FOR THE SIX MONTHS ENDED MARCH 31, 2000
------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest (net of foreign withholding taxes of $166,433)               $ 17,689,748



====================================================================================
 EXPENSES

 Management fees                                                            990,427
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    149,849
 Class B                                                                    611,644
 Class C                                                                    159,133
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                              251,352
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                 54,226
------------------------------------------------------------------------------------
 Trustees' compensation                                                       1,391
------------------------------------------------------------------------------------
 Other                                                                       79,466
                                                                      --------------
 Total expenses                                                           2,297,488
 Less expenses paid indirectly                                              (18,402)
                                                                      --------------
 Net expenses                                                             2,279,086

====================================================================================
 NET INVESTMENT INCOME                                                   15,410,662

====================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                    2,238,829
 Closing of futures contracts                                               108,174
 Closing and expiration of option contracts written                      (1,220,194)
 Foreign currency transactions                                           (7,500,059)
                                                                      --------------
 Net realized loss                                                       (6,373,250)

------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                             18,535,882
 Translation of assets and liabilities denominated in foreign
 currencies                                                              (2,129,884)
                                                                      --------------
 Net change                                                              16,405,998
                                                                      --------------
 Net realized and unrealized gain                                        10,032,748

====================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $25,443,410
                                                                      ==============


 See accompanying Notes to Financial Statements.



                     20  OPPENHEIMER INTERNATIONAL BOND FUND

 STATEMENT OF CHANGES IN NET ASSETS


                                                          SIX MONTHS           YEAR
                                                               ENDED          ENDED
                                                      MARCH 31, 2000      SEPT. 30,
                                                         (UNAUDITED)           1999
====================================================================================
 OPERATIONS

 Net investment income                                 $  15,410,662  $  33,032,068
------------------------------------------------------------------------------------
 Net realized loss                                        (6,373,250)   (26,122,910)
------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation    16,405,998     17,536,670
                                                        ----------------------------
 Net increase in net assets resulting from operations     25,443,410     24,445,828

====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                  (6,025,082)   (12,490,131)
 Class B                                                  (6,177,197)   (14,069,900)
 Class C                                                  (1,597,355)    (3,315,800)

====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  16,807,804      7,013,720
 Class B                                                  (1,123,196)     1,272,305
 Class C                                                   2,396,669      2,430,203

====================================================================================
Net Assets
Total increase                                            29,725,053      5,286,225
------------------------------------------------------------------------------------

 Beginning of period                                     250,324,291    245,038,066
                                                        ----------------------------

 End of period (including undistributed net investment
 income of $2,355,987 and $744,959, respectively)       $280,049,344   $250,324,291
                                                        ============================





 See accompanying Notes to Financial Statements.



                     21  OPPENHEIMER INTERNATIONAL BOND FUND

 FINANCIAL HIGHLIGHTS



                                                 SIX MONTHS                                                        YEAR
                                                      ENDED                                                        ENDED
                                             MARCH 31, 2000                                                    SEPT. 30,
 CLASS A                                         (UNAUDITED)        1999        1998        1997       1996      1995(1)
=========================================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period               $4.23          $4.32       $5.51        $5.49      $5.10       $5.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .26            .58         .56          .52        .52         .15
 Net realized and unrealized gain (loss)              .17           (.14)      (1.20)         .08        .40         .10
                                                 ------------------------------------------------------------------------

 Total income (loss) from
 investment operations                                .43            .44        (.64)         .60        .92         .25
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.24)          (.53)       (.53)        (.53)      (.53)       (.15)
 Distributions from net realized gain                  --             --        (.02)        (.05)        --          --
                                                 ------------------------------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                     (.24)          (.53)       (.55)        (.58)      (.53)       (.15)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $4.42          $4.23       $4.32        $5.51      $5.49       $5.10
                                                 ========================================================================

=========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                10.39%         10.58%     (12.50)%      11.33%     18.82%       5.13%

=========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)        $124,080       $102,236      $97,404     $114,847    $52,128      $3,984
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $112,599       $101,948     $108,264     $ 89,112    $19,817      $2,566
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              11.93%         13.47%       11.09%        9.24%      9.60%       9.94%
 Expenses                                            1.31%          1.26%        1.24%(4)     1.28%(4)   1.59%(4)    1.59%(4)
 Expenses, net of indirect expenses and
 voluntary assumption of expenses                    N/A            1.25%         N/A           N/A      1.49%       0.41%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                            92%           285%         446%         280%       273%        122%






 1. For the period from June 15, 1995 (commencement of operations) to September 30, 1995.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $222,643,785 and $224,892,663, respectively.

 See accompanying Notes to Financial Statements.

                     22  OPPENHEIMER INTERNATIONAL BOND FUND

                                                   SIX MONTHS                                                      YEAR
                                                        ENDED                                                      ENDED
                                               MARCH 31, 2000                                                   SEPT. 30,
 CLASS B                                          (UNAUDITED)        1999        1998          1997      1996     1995(1)
=========================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                   $4.22        $4.31       $5.50         $5.48     $5.10      $5.00
--------------------------------------------------------------------------------------------------------------------------

 Income (loss) from investment operations:
 Net investment income                                    .25          .55         .52           .48       .48        .14
 Net realized and unrealized gain (loss)                  .16         (.14)      (1.20)          .07       .39        .10
                                                      --------------------------------------------------------------------

 Total income (loss) from
 investment operations                                    .41          .41        (.68)          .55       .87        .24
--------------------------------------------------------------------------------------------------------------------------

 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.22)        (.50)       (.49)         (.48)     (.49)      (.14)
 Distributions from net realized gain                     --           --        (.02)         (.05)       --         --
--------------------------------------------------------------------------------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                        (.22)        (.50)       (.51)         (.53)     (.49)      (.14)
                                                      --------------------------------------------------------------------
 Net asset value, end of period                        $4.41        $4.22       $4.31         $5.50     $5.48      $5.10
                                                      ====================================================================

=========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                   10.03%        9.79%     (13.16)%       10.52%    17.71%      4.92%

=========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $122,765     $118,632    $119,998      $122,874   $45,207     $3,238
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $122,186     $122,878    $128,789      $ 87,557   $17,891     $1,125
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                 11.28%       12.70%      10.33%         8.57%     8.81%      9.20%
 Expenses                                               2.05%        2.02%       2.00%(4)      2.04%(4)  2.36%(4)   2.21%(4)
 Expenses, net of indirect expenses and
 voluntary assumption of expenses                        N/A         2.01%         N/A           N/A     2.26%      0.89%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                               92%         285%        446%          280%      273%       122%




 1. For the period from June 15, 1995 (commencement of operations) to September 30, 1995.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $222,643,785 and $224,892,663, respectively.

 See accompanying Notes to Financial Statements.


                     23  OPPENHEIMER INTERNATIONAL BOND FUND

 FINANCIAL HIGHLIGHTS CONTINUED

                                                     SIX MONTHS                                                    YEAR
                                                          ENDED                                                    ENDED
                                                 MARCH 31, 2000                                                 SEPT. 30,
 CLASS C                                            (UNAUDITED)       1999       1998        1997         1996    1995(1)
============================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $4.22      $4.31      $5.50       $5.48        $5.09      $5.00
----------------------------------------------------------------------------------------------------------------------------

 Income (loss) from investment operations:
 Net investment income                                      .25        .55        .52         .48          .48        .14
 Net realized and unrealized gain (loss)                    .16       (.14)     (1.20)        .07          .39        .09
                                                        --------------------------------------------------------------------

 Total income (loss) from
 investment operations                                      .41        .41       (.68)        .55          .87        .23
----------------------------------------------------------------------------------------------------------------------------

 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.22)      (.50)      (.49)       (.48)        (.48)      (.14)
 Distributions from net realized gain                        --         --       (.02)       (.05)          --         --
                                                        --------  ---------   ---------   --------- ------------------------

 Total dividends and/or distributions
 to shareholders                                           (.22)      (.50)      (.51)       (.53)        (.48)      (.14)
----------------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                           $4.41      $4.22      $4.31       $5.50        $5.48      $5.09
                                                        ====================================================================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      10.02%      9.80%    (13.16)%     10.52%       17.92%      4.73%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)               $33,204    $29,456     $27,636     $28,684      $10,282       $201
----------------------------------------------------------------------------------------------------------------------------

 Average net assets (in thousands)                      $31,805    $28,918     $29,336     $19,883      $ 4,039       $ 97
----------------------------------------------------------------------------------------------------------------------------

 Ratios to average net assets:(3)
 Net investment income                                    11.22%     12.76%     10.33%       8.62%        8.76%       9.36%
 Expenses                                                  2.05%      2.02%      2.00%(4)    2.04%(4)     2.36%(4)    2.26%(4)
 Expenses, net of indirect expenses and
 voluntary assumption of expenses                           N/A       2.01%        N/A         N/A        2.25%       0.85%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                  92%       285%       446%        280%         273%        122%



 1. For the period from June 15, 1995 (commencement of operations) to September 30, 1995.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $222,643,785 and $224,892,663, respectively.


 See accompanying Notes to Financial Statements.


                     24  OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust with a single series of the same name. The Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

       The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of March 31, 2000, the market value of these securities comprised 8.60% of the Fund's net assets and resulted in realized and unrealized losses of $1,231,489. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.


                     25  OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

 SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2000, securities with an aggregate market value of $5,582,228, representing 1.99% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

       The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1999, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $27,469,000, which expires between 2006 and 2007.

       The Manager believes that for the Fund's fiscal year ending September 30, 2000, a tax return of capital is likely to occur. The dollar and per share amounts for the fiscal year are not estimable as of March 31, 2000.

                     26  OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to share- holders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and lia-bilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     27  OPPENHEIMER INTERNATIONAL BOND FUND

  NOTES TO FINANCIAL STATEMENTS  UNAUDITED/CONTINUED
================================================================================
  2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                             SIX MONTHS ENDED MARCH 31, 2000   YEAR ENDED SEPTEMBER 30, 1999
                                SHARES          AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------
 CLASS A
 Sold                        12,615,647     $ 54,732,852        11,247,933      $ 48,852,991
 Dividends and/or
 distributions reinvested       877,724        3,800,442         1,806,309         7,837,034
 Redeemed                    (9,579,499)     (41,725,490)      (11,446,723)      (49,676,305)
                           -------------------------------------------------------------------

 Net increase                 3,913,872      $16,807,804         1,607,519       $ 7,013,720
                           ===================================================================

----------------------------------------------------------------------------------------------
 CLASS B
 Sold                         4,172,683     $ 18,020,033         7,369,029      $ 32,003,600
 Dividends and/or
 distributions reinvested       671,195        2,893,992         1,549,542         6,704,118
 Redeemed                    (5,087,959)     (22,037,221)       (8,655,920)      (37,435,413)
                           -------------------------------------------------------------------

 Net increase (decrease)       (244,081)    $ (1,123,196)          262,651       $ 1,272,305
                           ===================================================================

----------------------------------------------------------------------------------------------
 CLASS C
 Sold                         2,016,738     $  8,734,838         2,727,759      $ 11,829,225
 Dividends and/or
 distributions reinvested       209,591          903,273           450,539         1,948,375
 Redeemed                    (1,669,460)      (7,241,442)       (2,613,007)      (11,347,397)
                           -------------------------------------------------------------------

 Net increase                   556,869      $ 2,396,669           565,291       $ 2,430,203
                           ===================================================================

-------------------------------------------------------------------------------
 3. UNREALIZED GAINS AND LOSSES ON SECURITIES

 As of March 31, 2000, net unrealized appreciation on securities of $1,421,420 was composed of gross appreciation of $17,057,892, and gross depreciation of $15,636,472.

-------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2000, was 0.74% of average annual net assets for each class of shares, annualized for periods of less than one full year.

-------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.


                     28  OPPENHEIMER INTERNATIONAL BOND FUND

-------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE           CLASS A      COMMISSIONS     COMMISSIONS      COMMISSIONS
                        FRONT-END         FRONT-END       ON CLASS A      ON CLASS B       ON CLASS C
                    SALES CHARGES     SALES CHARGES           SHARES          SHARES           SHARES
                       ON CLASS A       RETAINED BY      ADVANCED BY     ADVANCED BY      ADVANCED BY
 SIX MONTHS ENDED          SHARES       DISTRIBUTOR     DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------
 March 31, 2000          $152,187           $43,774          $10,232        $342,085          $59,519

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                       CLASS A                     CLASS B                     CLASS C
                           CONTINGENT DEFERRED         CONTINGENT DEFERRED         CONTINGENT DEFERRED
                                 SALES CHARGES               SALES CHARGES               SALES CHARGES
 SIX MONTHS ENDED      RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
 March 31, 2000                           $--                     $254,630                      $8,877

       The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

-------------------------------------------------------------------------------
       CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $149,849, all of which was paid by the Distributor to recipients. That included $7,945 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
-------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.



                     29  OPPENHEIMER INTERNATIONAL BOND FUND

 NOTES TO FINANCIAL STATEMENTS  UNAUDITED/CONTINUED
-------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

 The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the distributor for the six months ended March 31, 2000, were as follows:

                                                            DISTRIBUTOR'S   DISTRIBUTOR'S
                                                                AGGREGATE    UNREIMBURSED
                                                             UNREIMBURSED   EXPENSES AS %
                         TOTAL PAYMENTS   AMOUNT RETAINED        EXPENSES   OF NET ASSETS
                             UNDER PLAN    BY DISTRIBUTOR      UNDER PLAN        OF CLASS
------------------------------------------------------------------------------------------
 Class B Plan                  $611,644         $489,674       $5,417,592          4.41%
 Class C Plan                   159,133           42,263          642,824          1.94
------------------------------------------------------------------------------------------

 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

       The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

       Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


                     30  OPPENHEIMER INTERNATIONAL BOND FUND

 As of March 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                                        CONTRACT
                                      EXPIRATION          AMOUNT      VALUATION AS OF      UNREALIZED      UNREALIZED
 CONTRACT DESCRIPTION                       DATE          (000S)       MARCH 31, 2000    APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 British Pound Sterling (GBP)            4/26/00         GBP 2,420      $ 3,861,172         $   --          $ 30,841
 Euro (EUR)                      4/25/00-5/15/00         EUR 5,320        5,103,304             --           130,502
 Japanese Yen (JPY)               4/10/00-6/5/00     JPY 2,977,200       29,243,862         972,037              --
                                                                                       --------------   -----------------
                                                                                            972,037          161,343
                                                                                       --------------   -----------------


 CONTRACTS TO SELL
 British Pound Sterling (GBP)            5/15/00          GBP1,550        2,473,227             --            21,127
 Euro (EUR)                      5/30/00-6/28/00          EUR4,635        4,461,133          62,539              --
 Japanese Yen (JPY)               4/25/00-6/5/00      JPY1,426,660       14,027,895             --           527,838
                                                                                       --------------   -----------------
                                                                                             62,539          548,965
                                                                                       --------------   -----------------


 Total Unrealized Appreciation and Depreciation                                          $1,034,576         $710,308
                                                                                       ==============    ================

================================================================================


 6. FUTURES CONTRACTS

 The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

       The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

       Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

       Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

       Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.





                     31  OPPENHEIMER INTERNATIONAL BOND FUND

 NOTES TO FINANCIAL STATEMENTS  UNAUDITED/CONTINUED
================================================================================
 6. FUTURES CONTRACTS  Continued

 As of March 31, 2000, the Fund had outstanding futures contracts as follows:

                                                                                UNREALIZED
                                  EXPIRATION      NUMBER OF   VALUATION AS OF   APPRECIATION
 CONTRACT DESCRIPTION                   DATE      CONTRACTS    MARCH 31, 2000   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Euro-Bobl                            6/8/00            101       $10,022,284       $ 91,815
 Euro-Bund                            6/8/00              7           706,068         17,148
                                                                                 ----------------
                                                                                     108,963
                                                                                 ----------------
 CONTRACTS TO SELL
 Euro-Schatz                          6/8/00             64         6,277,264        (22,659)
 United Kingdom Long Gilt             6/28/00             5           905,413         (7,721)
                                                                                 ----------------
                                                                                     (30,380)
                                                                                 ----------------
                                                                                     $78,583
                                                                                 ================


================================================================================
 7. OPTION ACTIVITY

 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

       The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

       Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

       Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

       The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                     32  OPPENHEIMER INTERNATIONAL BOND FUND

 Written option activity for the six months ended March 31, 2000 was as follows:


                                          CALL OPTIONS              PUT OPTIONS
                              ----------------------------------------------------------

                               NUMBER OF        AMOUNT OF     NUMBER OF      AMOUNT OF
                                 OPTIONS         PREMIUMS       OPTIONS       PREMIUMS
----------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 1999                    --       $     --     52,083,537      $ 188,727
 Options written              537,000,000         55,602             --             --
 Options closed or expired   (537,000,000)       (55,602)   (29,810,000)       (66,937)
 Options exercised                     --             --    (22,273,537)      (121,790)
                            ------------------------------------------------------------

 Options outstanding as of
 March 31, 2000                        --       $     --             --      $      --
                             ===========================================================


================================================================================

 8. ILLIQUID OR RESTRICTED SECURITIES

 As of March 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2000 was $16,396,768, which represents 5.85% of the Fund's net assets, of which $75,972 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                       VALUATION
                                                               ACQUISITION            COST        PER UNIT AS OF
 SECURITY                                                             DATE        PER UNIT        MARCH 31, 2000
-------------------------------------------------------------------------------------------------------------------------
 BONDS
 Tag Heuer International SA, 12% Sr. Sub. Nts., 12/15/05            5/14/96         105.25%              108.53%

-------------------------------------------------------------------------------------------------------------------------

 9. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits bor-rowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.


 The Fund had no borrowings outstanding during the six months ended March 31, 2000.


                     33  OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

A Series of Oppenheimer International Bond Fund
================================================================================
 OFFICERS AND TRUSTEES        James C. Swain, Trustee and Chairman of the Board
                              Bridget A. Macaskill, Trustee and President
                              William H. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              William A. Baker, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              Raymond J. Kalinowski, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              Ned M. Steel, Trustee
                              Ruggero de'Rossi, Vice President
                              Arthur P. Steinmetz, Vice President
                              Andrew J. Donohue, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Robert G. Zack, Assistant Secretary

================================================================================

 INVESTMENT ADVISOR           OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.


================================================================================
 TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
 SERVICING AGENT

================================================================================

 CUSTODIAN OF                 The Bank of New York
 PORTFOLIO SECURITIES

================================================================================

 INDEPENDENT AUDITORS         Deloitte & Touche llp

================================================================================

 LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                              This is a copy of a report to shareholders of Oppenheimer International Bond Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Bond Fund. For more complete information concerning the Fund, see the Prospectus.

                              SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                     34  OPPENHEIMER INTERNATIONAL BOND FUND

 OPPENHEIMERFUNDS FAMILY

==============================================================================================
 GLOBAL EQUITY
                Developing Markets Fund             Global Fund
                International Small Company Fund    Quest Global Value Fund
                Europe Fund                         Global Growth & Income Fund
                International Growth Fund


==============================================================================================
 EQUITY
                Stock                               Stock & Bond
                Enterprise Fund(1)                  Main Street(R) Growth & Income Fund
                Discovery Fund                      Quest Opportunity Value Fund
                Main Street(R) Small Cap Fund       Total Return Fund
                Quest Small Cap Value Fund          Quest Balanced Value Fund
                MidCap Fund                         Capital Income Fund(2)
                Capital Appreciation Fund           Multiple Strategies Fund
                Growth Fund                         Disciplined Allocation Fund
                Disciplined Value Fund              Convertible Securities Fund
                Quest Value Fund
                Trinity Growth Fund                 Specialty
                Trinity Core Fund                   Real Asset Fund
                Trinity Value Fund                  Gold & Special Minerals Fund


=============================================== ===============================================
 FIXED INCOME
                Taxable                             Municipal
                International Bond Fund             California Municipal Fund(3)
                World Bond Fund                     MainStreet(R) California Municipal Fund(1)
                High Yield Fund                     Florida Municipal Fund(3)
                Champion Income Fund                New Jersey Municipal Fund(3)
                Strategic Income Fund               New York Municipal Fund(3)
                Bond Fund                           Pennsylvania Municipal Fund(3)
                Senior Floating Rate Fund           Municipal Bond Fund
                U.S. Government Trust               Insured Municipal Fund
                Limited-Term Government Fund        Intermediate Municipal Fund

                                                    Rochester Division
                                                    Rochester Fund Municipals
                                                    Limited Term New York Municipal Fund

==============================================================================================
 MONEY MARKET(4)

                    Money Market Fund             Cash Reserves

 1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
 2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
 Fund."
 3. Available to investors only in certain states.
 4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
 Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.
 (C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                     35  OPPENHEIMER INTERNATIONAL BOND FUND

                       This page intentionally left blank

                                   [GRAPHIC]

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-------------------------------------------------------------------------------

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RS0880.001.0300 MAY 30, 2000